UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-03170

THE MEXICO FUND, INC.
(Exact name of Registrant as specified in charter)

1775 I Street, NW, Suite 1100
Washington, DC 20006 (Address of principal executive offices) (Zip code)

Sander M. Bieber
Dechert LLP
1775 I Street, NW, Suite 1100
Washington, DC 20006
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (202) 261-7941

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

The Mexico Fund, Inc.

Schedule of Investments as of January 31, 2008 (Unaudited)

					Percent
Shares Held		Common Stock (98.39%)	Series	Value (Note 1)	of Net Assets
		Building Materials
2,186,300	(a)	Grupo Lamosa, S.A.B. de C.V	*	$ 4,483,185	0.57%

		Cement Industry
10,041,249		Cemex, S.A.B. de C.V.	CPO	27,435,309	3.47
5,300,700		Grupo Cementos de Chihuahua, S.A.B. de C.V.	*	30,591,319	3.86
				---------------	-------
				58,026,628	7.33
		Chemical and Petrochemical
6,677,824		Mexichem, S.A.B. de C.V.	*	32,413,927	4.09

		Communications
12,507,200		América Móvil, S.A.B. de C.V.	A	36,968,687	4.67
41,469,666		América Móvil, S.A.B. de C.V.	L	124,644,190	15.74
22,900,100	(a)	Axtel, S.A.B. de C.V.	CPO	54,488,794	6.88
4,523,800		Grupo Televisa, S.A.B.	CPO	20,240,978	2.56
5,721,300	(a)	Maxcom Telecomunicaciones, S.A.B. de C.V.	CPO	10,109,592	1.28
8,333,900		Teléfonos de México, S.A.B. de C.V.	A	14,933,925	1.89
				---------------	-------
				261,386,166	33.02
		Construction
8,765,200	(a)	Dine, S.A.B. de C.V.	B	8,501,099	1.07
7,740,033	(a)	Empresas ICA, S.A.B. de C.V.	*	50,259,955	6.35
				--------------	-------
				58,761,054	7.42
		Consumer Products
4,550,680		Kimberly-Clark de México, S.A.B. de C.V.	A	18,431,889	2.33

		Financial Groups
8,857,000		Grupo Financiero Banorte, S.A.B. de C.V.	O	36,536,700	4.61

		Food and Beverages
2,585,500		Grupo Bimbo, S.A.B. de C.V.	A	15,451,576	1.95

		Holding Companies
2,651,700		Alfa, S.A.B. de C.V.	A	16,327,273	2.06
17,297,800	(a)	Carso Infraestructura y Construcción, S.A.B. de C.V.	B-1	17,128,117	2.16
2,163,100		Verzatec, S.A.B. de C.V.	*	1,578,438	0.20
				---------------	-------
				35,033,828	4.42
		Housing
7,342,582	(a)	Sare Holding, S.A.B. de C.V.	B	9,020,371	1.14
13,783,400	(a)	Urbi Desarrollos Urbanos, S.A.B. de C.V.	*	48,672,607	6.15
				---------------	-------
				57,692,978	7.29

		Mining Industry
7,131,653		Grupo México, S.A.B. de C.V.	B	41,823,414	5.28

		Retail Firms
10,048,828		Alsea, S.A.B. de C.V.	*	12,892,633	1.63
2,881,500	(a)	Grupo Famsa, S.A.B. de C.V.	A	9,757,421	1.23
6,506,100		Organización Soriana, S.A.B. de C.V.	B	16,874,923	2.13
10,767,693		Wal-Mart de México, S.A.B. de C.V.	V	38,620,155	4.88
				---------------	-------
				78,145,132	9.87
		Service
4,522,248		Grupo Aeroportuario del Centro Norte, S.A.B de C.V	B	13,011,770	1.64
5,399,200		Grupo Aeroportuario del Pacífico, S.A.B. de C.V.	B	23,120,477	2.92
3,364,700	(a)	Promotora Ambiental, S.A.B. de C.V.	B	9,323,770	1.18
				---------------	-------
				45,456,017	5.74
		Steel
4,692,000	(a)	Industrias CH, S.A.B. de C.V.	B	16,672,631	2.11
936,500		Tenaris, S.A.	*	18,725,329	2.36
				----------------	-------
				35,397,960	4.47

		Total Common Stock (Identified cost $469,963,817)		$ 779,040,454	98.39

	Principal		Value	Percent of Net
Securities	Amount	Short-Term Securities (1.42%)	(Note 1)	Assets

Repurchase Agreements	$9,334,125	BBVA Bancomer, S.A., 7.40%, dated 01/31/08, due 02/01/08 repurchase price $11,220,338 collateralized by Bonos del Gobierno Federal. Value of collateral $11,319,025	$ 11,218,032	1.42%
Time Deposits		Comerica Bank, 3.03%,dated 01/31/08, due 02/01/08	36,753	0.00
			----------------	----------
		Total Short-Term Securities (Identified cost - $11,254,785)	$ 11,254,785	1.42%
			---------------	---------
		Total Investments (Identified cost - $481,218,602)	790,295,239	99.81
		Other Assets in Excess of Liabilities	1,504,275	0.19
			---------------	----------
		Net Assets Equivalent to $39.48 per share on 20,055,720 shares of capital stock outstanding	$ 791,799,514	100.00%
			==========	=======

(a) Shares of these securities are currently non-income producing. Equity investments that have not paid dividends within the last twelve months are considered to be non-income producing.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ José Luis Gómez Pimienta
José Luis Gómez Pimienta
President and Principal Executive Officer

March 26, 2008

By:	/s/ Alberto Osorio
Alberto Osorio
Treasurer and Principal Financial Officer

March 26, 2008